Condensed Consolidating Financial Information (Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net cash from operating activities	$ 422,551	$ 300,339	$ 326,674
Cash flows from investing activities
Capital expenditures	(190,464)	(160,358)	(131,170)
Net Investing Activity with Affiliates	0		0
Proceeds from Equity Method Investment, Distribution	0	0	0
Proceeds (Payments) from Investments in Development Agreement	(35,108)	0	0
Payments to (Proceeds from) Combined Other Investing Activities	706
Cash paid for acquisitions, net of cash received	(1,153)	(592,703)	0
Other investing activities	706	14,207	4,528
Net cash used in investing activities	(226,019)	(738,854)	(126,642)
Cash flows from financing activities
Borrowings under bank credit facility	958,000	2,276,175	1,379,000
Payments under bank credit facility	(1,119,485)	(2,366,112)	(1,636,350)
Debt financing costs, net	(3,430)	(42,220)	(14,004)
Premium and Consent Fees Paid	0	15,750	24,246
Net Financing Activity with Affiliates	0	(1,295)	3,689
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0
Share-based compensation activities, net	(7,711)	(1,295)	3,689
Stock Repurchased During Period, Value	(31,927)
Payments of Ordinary Dividends, Common Stock	(11,286)	0	0
Proceeds from (Payments for) Other Financing Activities	(503)	45	0
Net cash provided by (used in) financing activities	(215,336)	(99,247)	(199,724)
Proceeds from Issuance of Senior Long-term Debt	0	(750,000)	(750,000)
Payments on Retirements of Long-term Debt	0	(700,000)	(657,813)
Cash flows from operating activities	(514)	(27,796)	14,095
Cash flows from investing activities	36,247	598,057	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	35,733	570,261	14,095
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	16,929	32,499	14,403
Proceeds from Issuance of Long-term Debt		0	0
Proceeds from Contributions from Parent			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	227,279	210,350	177,851	$ 163,448
Parent Company [Member]
Cash flows from operating activities
Net cash from operating activities	(82,632)	(86,502)	102,080
Cash flows from investing activities
Capital expenditures	(102,277)	42,840	(48,591)
Net Investing Activity with Affiliates	0	0	0
Proceeds from Equity Method Investment, Distribution	10,867	9,150	11,200
Proceeds (Payments) from Investments in Development Agreement	0
Payments to (Proceeds from) Combined Other Investing Activities	0
Cash paid for acquisitions, net of cash received	(1,153)	592,703
Other investing activities		0	3,292
Net cash used in investing activities	(92,563)	(626,393)	(34,099)
Cash flows from financing activities
Borrowings under bank credit facility	958,000	2,039,175	1,033,500
Payments under bank credit facility	(1,119,485)	1,466,362	(1,211,200)
Debt financing costs, net	(3,430)	42,220	(14,004)
Premium and Consent Fees Paid		15,750	24,246
Net Financing Activity with Affiliates	389,579	(1,295)	3,689
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0
Share-based compensation activities, net	(7,711)
Stock Repurchased During Period, Value	(31,927)
Payments of Ordinary Dividends, Common Stock	(11,286)
Proceeds from (Payments for) Other Financing Activities	(590)	45
Net cash provided by (used in) financing activities	174,330	714,105	(67,981)
Proceeds from Issuance of Senior Long-term Debt		(750,000)	(750,000)
Payments on Retirements of Long-term Debt		350,000	(500,000)
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	(865)	1,210	0
Proceeds from Issuance of Long-term Debt		(199,398)	(105,720)
Proceeds from Contributions from Parent			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	347	1,212	2	2
Guarantor Subsidiaries
Cash flows from operating activities
Net cash from operating activities	532,515	502,815	249,822
Cash flows from investing activities
Capital expenditures	(87,590)	(116,834)	(82,392)
Net Investing Activity with Affiliates	(420,716)	659,549	(65,408)
Proceeds from Equity Method Investment, Distribution	0	0	0
Proceeds (Payments) from Investments in Development Agreement	0
Payments to (Proceeds from) Combined Other Investing Activities	706
Cash paid for acquisitions, net of cash received	0	0
Other investing activities		7,529	1,236
Net cash used in investing activities	(507,600)	550,244	(146,564)
Cash flows from financing activities
Borrowings under bank credit facility	0	237,000	345,500
Payments under bank credit facility	0	(899,750)	(425,150)
Debt financing costs, net	0	0	0
Premium and Consent Fees Paid		0	0
Net Financing Activity with Affiliates	0	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	10,475	9,000
Share-based compensation activities, net	0
Stock Repurchased During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Other Financing Activities	87	0
Net cash provided by (used in) financing activities	(10,562)	(1,021,750)	(90,753)
Proceeds from Issuance of Senior Long-term Debt		0	0
Payments on Retirements of Long-term Debt		(350,000)	(3)
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	14,353	31,309	12,505
Proceeds from Issuance of Long-term Debt		0	0
Proceeds from Contributions from Parent			(11,100)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	213,963	199,610	168,301	155,796
Non-Guarantor Subsidiaries (100% Owned)
Cash flows from operating activities
Net cash from operating activities	(15,628)	7,234	(12,131)
Cash flows from investing activities
Capital expenditures	(597)	(684)	(187)
Net Investing Activity with Affiliates	0	0	0
Proceeds from Equity Method Investment, Distribution	0	0	0
Proceeds (Payments) from Investments in Development Agreement	(35,108)
Payments to (Proceeds from) Combined Other Investing Activities	0
Cash paid for acquisitions, net of cash received	0	0
Other investing activities		6,678	0
Net cash used in investing activities	(35,705)	5,994	(187)
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Premium and Consent Fees Paid		0	0
Net Financing Activity with Affiliates	55,166	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	392	150
Share-based compensation activities, net	0
Stock Repurchased During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Other Financing Activities	0	0
Net cash provided by (used in) financing activities	54,774	(13,027)	14,214
Proceeds from Issuance of Senior Long-term Debt		0	0
Payments on Retirements of Long-term Debt		0	(157,810)
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	3,441	201	1,896
Proceeds from Issuance of Long-term Debt		(12,877)	172,124
Proceeds from Contributions from Parent			(100)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	12,969	9,528	9,327	7,431
Non-Guarantor Subsidiaries (Not 100% Owned)
Cash flows from operating activities
Net cash from operating activities	254	0	(76)
Cash flows from investing activities
Capital expenditures	0	0	0
Net Investing Activity with Affiliates	0	0	0
Proceeds from Equity Method Investment, Distribution	0	0	0
Proceeds (Payments) from Investments in Development Agreement	0
Payments to (Proceeds from) Combined Other Investing Activities	0
Cash paid for acquisitions, net of cash received	0	0
Other investing activities		0	0
Net cash used in investing activities	0	0	0
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Premium and Consent Fees Paid		0	0
Net Financing Activity with Affiliates	(254)	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0
Share-based compensation activities, net	0
Stock Repurchased During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Other Financing Activities	0	0
Net cash provided by (used in) financing activities	(254)	(221)	78
Proceeds from Issuance of Senior Long-term Debt		0	0
Payments on Retirements of Long-term Debt		0	0
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	0	(221)	2
Proceeds from Issuance of Long-term Debt		(221)	78
Proceeds from Contributions from Parent			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	0	0	221	219
Eliminations [Member]
Cash flows from operating activities
Net cash from operating activities	949	(1,196)	363
Cash flows from investing activities
Capital expenditures	0	0	0
Net Investing Activity with Affiliates	443,542	(211,300)	65,408
Proceeds from Equity Method Investment, Distribution	(10,867)	(9,150)	(11,200)
Proceeds (Payments) from Investments in Development Agreement	0
Payments to (Proceeds from) Combined Other Investing Activities	0
Cash paid for acquisitions, net of cash received	0	0
Other investing activities		0	0
Net cash used in investing activities	432,675	(220,450)	54,208
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Premium and Consent Fees Paid		0	0
Net Financing Activity with Affiliates	(444,491)	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	(10,867)	(9,150)
Share-based compensation activities, net	0
Stock Repurchased During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Other Financing Activities	0
Net cash provided by (used in) financing activities	(433,624)	221,646	(54,571)
Proceeds from Issuance of Senior Long-term Debt		0	0
Payments on Retirements of Long-term Debt			0
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	0	0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	0	0	0
Proceeds from Issuance of Long-term Debt		212,496	(65,771)
Proceeds from Contributions from Parent			11,200
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	0	0	0	0
Subsidiary, Wholly Owned [Member]
Cash flows from operating activities
Net cash from operating activities	(12,907)	(122,012)	(13,384)
Cash flows from investing activities
Capital expenditures	0	0	0
Net Investing Activity with Affiliates	(22,826)	(448,249)	0
Proceeds from Equity Method Investment, Distribution	0	0	0
Proceeds (Payments) from Investments in Development Agreement	0
Payments to (Proceeds from) Combined Other Investing Activities	0
Cash paid for acquisitions, net of cash received	0	0
Other investing activities		0	0
Net cash used in investing activities	(22,826)	(448,249)	0
Cash flows from financing activities
Borrowings under bank credit facility	0	0	0
Payments under bank credit facility	0	0	0
Debt financing costs, net	0	0	0
Premium and Consent Fees Paid		0	0
Net Financing Activity with Affiliates	0	0	0
Cash Dividends Paid to Parent Company by Unconsolidated Subsidiaries	0	0
Share-based compensation activities, net	0
Stock Repurchased During Period, Value	0
Payments of Ordinary Dividends, Common Stock	0
Proceeds from (Payments for) Other Financing Activities	0	0
Net cash provided by (used in) financing activities	0	0	(711)
Proceeds from Issuance of Senior Long-term Debt		0	0
Payments on Retirements of Long-term Debt		0	0
Cash flows from operating activities	(514)	(27,796)	14,095
Cash flows from investing activities	36,247	598,057	0
Cash flows from financing activities	0	0	0
Net cash provided by discontinued operations	35,733	570,261	14,095
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	0	0	0
Proceeds from Issuance of Long-term Debt		0	(711)
Proceeds from Contributions from Parent			0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 0	0	$ 0	$ 0
Consolidation, Eliminations [Member]
Cash flows from financing activities
Proceeds from (Payments for) Other Financing Activities		0
Payments on Retirements of Long-term Debt		$ 0